Fair Value of Financial Instruments - Summary of Fair Value Measurement Inputs for Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time to liquidity event (in years)			3 years
Average volatility rate			55.00%
Risk-free interest rate			1.62%
Warrant [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of the underlying Instrument			$ 4.43
Warrant [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of the underlying Instrument			4.19
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of the underlying Instrument	$ 58.60		$ 8.32
Average volatility rate	55.00%	55.00%	55.00%
Risk-free interest rate, minimum	0.93%	0.28%	1.69%
Risk-free interest rate, maximum	1.27%	0.93%	1.72%
Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of the underlying Instrument		$ 13.01
Exercise price	$ 9.48	$ 9.48	$ 9.34
Time to liquidity event (in years)	7 years 1 month 6 days	7 years 1 month 6 days	6 years 3 months 18 days
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value of the underlying Instrument		$ 6.70
Exercise price	$ 9.31	$ 9.23	$ 9.23
Time to liquidity event (in years)	6 years 1 month 6 days	5 years 7 months 6 days	5 years 7 months 6 days